SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of supplementary financial statement information [Abstract]
Interest expense and exchange differences	$ 452		$ 8
Bank commissions	21	21	14
Financial expenses	$ 473	$ 21	$ 22